Income Tax	12 Months Ended
Dec. 31, 2024
Income Tax [Abstract]
INCOME TAX
8.	INCOME TAX

The company is subject to income tax on an entity basis on profit arising in or derived from the jurisdictions in which members of the Group are domiciled and operate.

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains.

The United States

The subsidiary incorporated in the United States (“U.S.”) is subject to U.S. federal income tax and New Jersey state income tax at the rates of 21% and 9%, respectively, during the Relevant Periods on the estimated assessable profits arising in the United States.

Mainland China

The provision for corporate income tax in Mainland China is based on the statutory rate of 25% of the assessable profits as determined in accordance with the PRC Corporate Income Tax Law, which was approved and became effective on January 1, 2008.

Pursuant to the relevant regulations on extension for expiries of unused tax losses of High and New Technology Enterprises and Small and Medium-sized Technological Enterprises issued in August 2018, the accumulated tax losses that did not expire from 2018 will have expiries extending from 5 years to 10 years from then on. Adlai Hangzhou qualified as a High and New Technology Enterprise during the years 2022 to 2024.

The income tax expense of the company for the Relevant Periods is analyzed as follows:

Year ended December 31,
	2022	2023	2024
revised
	$’000	$’000	$’000
Current	—	—	—
Deferred	—	—	—
Total	—	—	—

A reconciliation of the tax expense applicable to loss before tax at the statutory rate to the tax expense at the effective tax rate is as follows:

	Year ended December 31,
	2022	2023	2024
		revised
	$’000	$’000	$’000
Loss before tax	(58,790)	(109,228)	(51,869)
Tax at the statutory tax rate (25%)	(14,698)	(27,307)	(12,967)
Foreign rate differential	2,933	15,111	3,349
Expenses not deductible for tax	2,171	126	92
Income not subject to tax	(4)	—	—
Additional deductible allowance for qualified research and development costs	(1,681)	(2,338)	(1,506)
Non tax-effective share-based payments	—	—	2,150
Unrecognized deferred tax assets	11,279	14,408	8,882
Current income tax expense	—	—	—
Tax charge at the Group’s effective rate	—	—	—%

A deferred tax asset has not been recognised for the following:

	Year ended December 31
	2023	2024
	revised
	$’000	$’000
Deductible temporary differences	13,306	14,080
Unused tax losses	29,876	37,984
Total	43,182	52,064

The Group has accumulated tax losses arising in Adlai Hangzhou in Mainland China of $108,956 and $133,937 as of December 31, 2023 and 2024, respectively, that will expire in five to ten years after the loss incurring year for offsetting against future taxable profits.

The Group also has accumulated tax losses in the U.S. of $60,568 and $78,743 as of December 31, 2023 and 2024, respectively, that can be carried forward indefinitely to offset against future taxable profits of the companies in which losses were incurred, subject to 80% taxable income limitation annually.

Uncertain Tax Position

The Company did not identify any significant uncertain tax position for each of the periods presented. The Group did not incur any interest related to uncertain tax position, did not recognize any penalties as income tax expense and also does not anticipate any significant change in uncertain tax position within 12 months from December 31, 2024.